SCHEDULE OF LEASE LIABILITIES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases
Carrying amount at April 1	$ 779,854	$ 398,431	$ 147,327
New leases	138,919	818,605	611,067
Accretion of interest recognized during the year	30,305	24,370	16,023
Early termination of operating lease during the year		(207,018)	(101,996)
Payments	(292,284)	(254,534)	(273,990)
Total	656,794	779,854	398,431
Current portion	534,235	178,001	144,074
Non-current portion	$ 122,559	$ 601,853	$ 254,357